ACQUISITION (Acquisition of Motel 168) (Narrative) (Details)	12 Months Ended				3 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Motel 168 [Member] CNY	Dec. 31, 2010 Motel 168 [Member] CNY	Oct. 01, 2011 Motel 168 [Member] USD ($)	Oct. 01, 2011 Motel 168 [Member] CNY	Oct. 01, 2011 Motel 168 [Member] Ordinary Shares [Member] CNY
Business Acquisition [Line Items]
Percentage of equity acquired							100.00%	100.00%
Total purchase price								2,869,045,000
Purchase price, in cash consideration								2,201,731,000
Purchase price, in shares consideration, value									667,314,000
Purchase price, in shares consideration, number of ordinary shares									8,149,616
Market price of ordinary shares							$ 12.885
Total acquisition costs						63,824,000
Net revenues	869,378,000	5,416,317,000	3,710,452,000	2,976,025,000	346,365,000
Net loss	$ 4,299,000	26,776,000	(351,531,000)	(359,499,000)	17,516,000